Basis for preparation:	12 Months Ended
Dec. 31, 2024
Basis for preparation:
Basis for preparation:

Note 16 - Basis for preparation:

The Company’s consolidated financial statements as of December 31, 2023 and 2024 and for the years ended 2022, 2023 and 2024 have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standard Board (IASB) and its interpretations issued by the IFRS Interpretations Committee (IFRS IC).

16.1) Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis. Except for certain financial instruments measured at amortized cost or at their fair value as explained in the accounting policies described below.

The consolidated financial statements have been prepared under the going concern basis.

16.2) Use of estimates and judgments

The preparation of consolidated financial statements requires Management of the Company to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. The areas involving a higher degree of judgment or complexity, or the areas where assumptions and estimates are significant to the consolidated financial statements, are described in Note 19.

Critical estimates and assumptions are reviewed regularly. Adjustments to the accounting estimates are recognized in the period in which the estimate is reviewed and in any future period affected.